Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,355,000
Previously Paid Amount	0.00
Total Fee Amount	187.13
Total Offset Amount	0.00
Net Fee	187.13
Narrative - Max Aggregate Offering Price	$ 1,355,000
Final Prospectus	true